INCOME TAXES - Net Deferred Income Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ (1,131.0)	$ (960.5)
Recognized in profit or loss	(135.9)	(170.3)
Recognized in other comprehensive income	3.4	(0.2)
Closing balance	(1,268.0)	(1,131.0)	$ (960.5)
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)	(4.4)
Recognized in profit or loss	(135.9)	(170.3)
Recognized in other comprehensive income	3.4	(0.2)
Deferred tax liability (asset)	1,268.0	1,131.0	960.5
Deductible temporary differences
Changes in deferred tax liability (asset) [abstract]
Opening balance	13.2	11.8
Recognized in profit or loss	15.9	1.4
Recognized in other comprehensive income	0.0	0.0
Closing balance	29.1	13.2	11.8
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)	0.0
Recognized in profit or loss	15.9	1.4
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	(29.1)	(13.2)	(11.8)
Amounts related to tax losses
Changes in deferred tax liability (asset) [abstract]
Opening balance	114.4	102.6
Recognized in profit or loss	(58.7)	11.8
Recognized in other comprehensive income	0.0	0.0
Closing balance	55.7	114.4	102.6
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)	0.0
Recognized in profit or loss	(58.7)	11.8
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	(55.7)	(114.4)	(102.6)
Financing costs
Changes in deferred tax liability (asset) [abstract]
Opening balance	61.1	71.7
Recognized in profit or loss	(46.1)	(10.6)
Recognized in other comprehensive income	0.0	0.0
Closing balance	15.0	61.1	71.7
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)	0.0
Recognized in profit or loss	(46.1)	(10.6)
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	(15.0)	(61.1)	(71.7)
Environmental rehabilitation provision
Changes in deferred tax liability (asset) [abstract]
Opening balance	41.7	14.1
Recognized in profit or loss	19.2	27.6
Recognized in other comprehensive income	0.0	0.0
Closing balance	60.9	41.7	14.1
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)	0.0
Recognized in profit or loss	19.2	27.6
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	(60.9)	(41.7)	(14.1)
Derivative liability
Changes in deferred tax liability (asset) [abstract]
Opening balance	2.4	0.5
Recognized in profit or loss	(0.4)	(0.1)
Recognized in other comprehensive income	1.9	2.0
Closing balance	3.9	2.4	0.5
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)	0.0
Recognized in profit or loss	(0.4)	(0.1)
Recognized in other comprehensive income	1.9	2.0
Deferred tax liability (asset)	(3.9)	(2.4)	(0.5)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Opening balance	(1,363.0)	(1,160.1)
Recognized in profit or loss	(62.6)	(202.9)
Recognized in other comprehensive income	0.0	0.0
Closing balance	(1,430.0)	(1,363.0)	(1,160.1)
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)	(4.4)
Recognized in profit or loss	(62.6)	(202.9)
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	1,430.0	1,363.0	1,160.1
Equity securities at FVOCI
Changes in deferred tax liability (asset) [abstract]
Opening balance	(1.8)		0.0
Recognized in profit or loss	(1.1)		0.4
Recognized in other comprehensive income	1.5	1.5	(2.2)
Closing balance	(1.5)	(1.8)
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)	0.0
Recognized in profit or loss	(1.1)		0.4
Recognized in other comprehensive income	1.5	1.5	(2.2)
Deferred tax liability (asset)	1.5	1.8
Other
Changes in deferred tax liability (asset) [abstract]
Opening balance	1.0	(1.1)
Recognized in profit or loss	(2.1)	2.1
Recognized in other comprehensive income	0.0	0.0
Closing balance	(1.1)	1.0	(1.1)
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)	0.0
Recognized in profit or loss	(2.1)	2.1
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	$ 1.1	$ (1.0)	$ 1.1